Note 9 - Capital Risk Management - Capital Component (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Equity	$ 213,881	$ 220,239	$ 175,918
Cash and cash equivalents	(130,180)	(160,395)	$ (83,347)
	$ 83,701	$ 59,844